Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation
Schedule of the assumption of the estimated fair value of each option granted

	For the year ended December 31,
	2023	2024	2025
Risk-free interest rate	4.1%~4.3%	4.0%~4.4%	4.4%
Expected volatility	49.7%~50.0%	50.0%~58.5%	60.0%
Expected dividends yields	—	—	—
Expected term (years)	10	10	10
Discount for lack of marketability (“DLOM”)	12.5%~13.8%	7.3%~9.5%	—

Schedule of company's share options activities

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregated
	Number of	Exercise	Remaining	Grant-date	intrinsic
	Options	Price	Contractual life	Fair Value	value
		US$		US$	RMB
Outstanding on January 1, 2023	20,554,900	0.11	8.09	0.49	283,331
Granted	2,984,900	0.28		2.14
Exercised	(6,994,625)	0.36		0.40
Forfeited	(1,610,200)	0.20		1.29
Outstanding on December 31, 2023	14,934,975	0.14	6.95	0.76	271,425
Vested and exercisable on December 31, 2023	2,896,945	0.10	6.44	0.39

Outstanding on January 1, 2024	14,934,975	0.14	6.95	0.76	271,425
Granted	8,517,000	0.32		2.65
Forfeited	(985,700)	0.25		1.84
Outstanding on December 31, 2024	22,466,275	0.20	7.51	1.43	501,656
Vested and exercisable on December 31, 2024	10,098,860	0.11	6.11	0.49

Outstanding on January 1, 2025	22,466,275	0.20	7.51	1.43	501,656
Granted	2,409,800	0.40		2.18
Exercised	(361,212)	0.17		1.07
Forfeited	(958,250)	0.29		2.25
Outstanding on December 31, 2025	23,556,613	0.22	6.74	1.48	543,708
Vested and exercisable at December 31, 2025	13,982,607	0.14	5.58	0.82

Schedule of changes in the RSUs relating to ordinary shares granted

		Weighted-average
	Number of RSUs	grant date fair value
		US$
Awarded and unvested as of January 1, 2025	—	—
Granted	2,798,862	3.34
Vested	(19,614)	4.34
Awarded and unvested as of December 31, 2025	2,779,248	3.34

Schedule of company's activities of restricted shares

Number of Shares
Unvested on January 1, 2023	50,000,000
Granted	—
Vested	(25,000,000)
Unvested on December 31, 2023	25,000,000

Unvested on January 1, 2024	25,000,000
Granted	—
Vested	(25,000,000)
Unvested on December 31, 2024	—

Schedule of share-based compensation recognized in operating expenses

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operations and support	—	29	39
Selling and marketing expenses	1,779	14,222	13,520
General and administrative expenses	29,719	34,404	37,674
Research and development expenses	5,612	15,362	23,086
Total	37,110	64,017	74,319